Intangibles Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles Assets and Goodwill

Note 7 – Intangibles Assets and Goodwill

The Company’s intangible assets and goodwill consisted of the following at June 30, 2023 and December 31, 2022:

		June 30, 2023 (Unaudited)
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$4,224,113	$(3,565,970)	$658,143
Definite lived assets		4,224,113	(3,565,970)	658,143
Research and development		243,750	-	243,750
Total intangible assets and goodwill		$4,467,863	$(3,565,970)	$901,893

		December 31, 2022
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(6,939,916)	$1,000,482
Non-compete agreements	3 years	391,000	(359,125)	31,875
Customer lists	3 years	77,000	(48,125)	28,875
Brand development	15 years	69,071	(8,596)	60,475
Definite lived assets		8,477,469	(7,355,762)	1,121,707
Research and development		243,750	-	243,750
Goodwill		4,499,796	(4,499,796)	-
Total intangible assets and goodwill		$13,221,015	$(11,855,558)	$1,365,457

In January 2023, the Company sold the Louisiana Market which had a total intangible carrying amount of approximately $61,000 which was written off as impaired.

In February 2023, the Company sold the BackSpace retail clinics which had a total intangible carrying amount of approximately $60,000 which was written off as impaired.

On April 1, 2023, the Company executed an agreement to sell all the assets of Ricardo Knight, PC which had a total intangible carrying amount of approximately $265,000 which was written off as impaired.

In March 2022 the Company decided to close a clinic in Florida with a total intangible carrying amount of approximately $34,000, which was written off as impaired. As a result, the Company recorded a noncash impairment loss for this amount during the three months ended March 31, 2022. Due to a significant drop in share price in the three months ended September 20, 2022, the Company determined that a triggering event occurred. It was determined that there was an impairment loss of $2,128,000 on the IMAC Illinois MSA and $1,672,000 on the IMAC Kentucky MSA.

The Company performs its annual impairment test during the fourth quarter of the fiscal year. For the year ended December 31, 2022, the Company performed a qualitative impairment test and, based on the totality of information available for the reporting units, the Company concluded that it was more-likely-than-not that the carrying value is greater than the estimated fair values of the reporting units as of December 31, 2022. A goodwill impairment loss of $4.5 million was recorded in December 2022.

Amortization was approximately $33,000 and $200,000 for the three months ended June 30, 2023 and 2022, respectively and $77,000 and $412,000 for the six months ended June 30, 2023 and 2022, respectively.

The Company’s estimated future amortization of intangible assets was as follows:

Years Ending December 31,
(Unaudited)
2023 (six months)	$65,814
2024	131,629
2025	131,629
2026	131,629
2027	131,629
Thereafter	65,813
$658,143

Note 8 – Intangibles Assets and Goodwill

Intangible assets that were acquired in connection with the acquisition transactions (Note 6) during 2022 and 2021:

		December 31, 2022
	Estimated		Accumulated Amortization and
	Useful Life	Cost	Impairment	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(6,939,916)	$1,000,482
Non-compete agreements	3 years	391,000	(359,125)	31,875
Intellectual property agreements	2 years	77,000	(48,125)	28,875
Brand development	15 years	69,071	(8,596)	60,475
Definite lived assets		8,477,469	(7,355,762)	1,121,707
Research and development		243,750	-	243,750
Goodwill		4,499,796	(4,499,796)	-
Total intangible assets and goodwill		$13,221,015	$(11,855,558)	$1,365,457

		December 31, 2021
	Estimated		Accumulated
	Useful Life	Cost	Amortization	Net

Intangible assets:
Management service agreements	10 years	$7,940,398	$(2,500,418)	$5,439,980
Non-compete agreements	3 years	306,000	(302,458)	3,542
Customer lists	3 years	134,882	(89,921)	44,961
Brand development	15 years	69,071	(3,835)	65,236
Definite lived assets		8,450,351	(2,896,632)	5,553,719
Research and development		243,750	-	243,750
Goodwill		4,661,796	-	4,661,796
Total intangible assets and goodwill		$13,355,897	$(2,896,632)	$10,459,265

In March 2022 the Company decided to close a clinic in Florida with a total intangible carrying amount of approximately $34,000, which was written off as impaired. As a result, the Company recorded a noncash impairment loss for this amount during the three months ended March 31, 2022. Due to a significant drop in share price in the three months ended September 20, 2022, the Company determined that a triggering event occurred. It was determined that there was an impairment loss of $2,128,000 on the IMAC Illinois MSA and $1,672,000 on the IMAC Kentucky MSA.

The Company performs its annual impairment test during the fourth quarter of the fiscal year. For the year ended December 31, 2022, the Company performed a qualitative impairment test and, based on the totality of information available for the reporting units, the Company concluded that it was more-likely-than-not that the carrying value is greater than the estimated fair values of the reporting units as of December 31, 2022. A goodwill impairment loss of $4.5 million was recorded in December 2022 related to our Florida, Tennessee, Missouri and Louisiana acquisitions.

Amortization was $759,250 and $888,153 for the years ended December 31, 2022 and 2021, respectively.

The Company’s estimated future amortization of intangible assets is as follows:

Years Ending December 31,

2023	$241,227
2024	180,477
2025	180,477
2026	180,477
2027	180,477
Thereafter	158,572
$1,121,707

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Audited)